Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 25, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.

CAUSEWAY INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.

Causeway Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.

Causeway Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.

Causeway International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.

Causeway International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Prospectus to a redemption fee are removed.